Exhibit 99.05

Schedule 5 - Digital Risk Standard Summary Report

EFMT DEPOSITOR LLC abs-15g

Report Pulled:	1/20/2026
Loan Count:	592 / 788

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	16	2.70%
Appraised Value	16	2.70%
CLTV	13	2.20%
Debt Service Coverage Ratio	195	32.94%
First Payment Due Date	2	0.34%
Loan Purpose	3	0.51%
LTV	20	3.38%
Matuirty Date	19	3.21%
Original Interest Rate	17	2.87%
Original Loan Amount	3	0.51%
Original Qualifying FICO Score	9	1.52%
Origination/Note Date	7	1.18%
Originator Back-End DTI	25	4.22%
Property Type	19	2.41%
Sales Price	1	0.13%
Subject Zipcode	3	0.38%
The Original Principal and Interest Payment Amount	1	0.17%